July 1, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	PFM Funds Rule 497(j) Certification Relating to Registration Statement on Form N-1A (File Nos.: 033-10754 and 811-04933)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, PFM Funds (the "Trust") hereby certifies that the definitive forms of prospectus and statement of additional information dated June 29, 2011, for the Institutional Class, Independent Schools and Colleges Class, Florida Education Class and Colorado Investors Class of the Trust’s Prime Series and for the Trust’s Government Series that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 47 on June 29, 2011.

Very truly yours,

By:	/s/ Daniel R. Hess
Name:	Daniel R. Hess
Title:	Assistant Secretary/Assistant Treasurer